Subsequent Events	9 Months Ended
Sep. 26, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Note Purchase Agreement with Jackson Investment Group, LLC

On October 26, 2020, the Company entered into the Amended Note Purchase Agreement and the Jackson Note, with Jackson, which amended and restated the Existing Note Purchase Agreement.  The Amended Note Purchase Agreement refinanced an aggregate of $35.7 million of debt provided by Jackson pursuant to the Existing Note Purchase Agreement and a Senior Secured 12% Promissory Note. In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $488.

Under the terms of the Amended Note Purchase Agreement and Jackson Note, the Company is required to pay interest on the Loan at a per annum rate of 12%. The interest is payable monthly in cash; provided that, the Company may elect to pay up to 50% of monthly interest in-kind by adding such PIK Interest to the outstanding principal balance of the Jackson Note. For any month that the Company elects to pay interest in-kind, the Company is required to pay Jackson a fee in shares of its common stock in an amount equal to $25 divided by the average closing price, as reported by Nasdaq, of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $0.50, or is otherwise undeterminable because such shares of common stock are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $0.50, and if such average closing price is greater than $3.50, then the average closing price for these purposes shall be deemed to be $3.50. For the period of November 2020 through and including March

2021, each monthly interest due and payable shall be reduced by $166, and for the period commencing May 2021 through and including September 2021, each monthly interest due and payable shall be increased by $166.

Under the terms of the Amended Note Purchase Agreement, the Company is required to make a mandatory prepayment of the principal amount of the Jackson Note of not less than $3,000 no later January 31, 2021. The entire outstanding principal balance of the Jackson Note shall be due and payable on September 30, 2022.  The Loan continues to be secured by substantially of the Company’s and its domestic subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017.

The Amended Note Purchase Agreement contains customary events of default for a senior secured loan including, among other events of default, (i) failure to timely pay interest and principal, (ii) other breaches and violation of the Amended Note Purchase Agreement, (iii) bankruptcy and insolvency events affecting us and/or subsidiaries and (iv) the occurrence of a material adverse effect on the Company. In addition to customary remedies for senior secured lenders following an event of default, Jackson shall have the right to cause us to engage a financial advisor to provide a valuation analyses of us as a going concern and analyses of strategic alternatives that may be available to the Company. The Company is obligated to provide all such analyses to Jackson.

The Amended Note Purchase Agreement also contains restrictions against incurrence of additional debt, payment of dividend or other distribution (whether in cash, securities or other property) on any of the Company’s equity interest or repayment of debt, consolidations, mergers, sales of assets or change in control and financial covenants.

Amendment to Series E Preferred Stock and Series E-1 Preferred Stock

In connection with the entry into the Amended Note Purchase Agreement, the Company also filed with the Amendment to the Series E Certificate of Designation. Under the amended terms, holders of Series E Preferred Stock are entitled to monthly cash dividends on our Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Base Series E Preferred Stock may be paid as the PIK Dividend Payment, commencing on October 26, 2020 and ending on October 25, 2022. If the PIK Dividend Payment is elected, a holder of Series E Preferred Stock is entitled to additional fee to be paid in shares of the Company’s common stock an amount equal to $10 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $0.50, or is otherwise undeterminable because such shares are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $0.50, and if such average closing price is greater than $3.50 then the average closing price for these purposes shall be deemed to be $3.50. Dividends on the Series E-1 Preferred Stock may only be paid in cash. If the Company fails to make dividend payments on its Series E Preferred Stock, it will be an event of default under the Amended Note Purchase Agreement.

Under the terms of the Amendment, shares of Series E-1 Preferred Stock will be convertible into the Company’s common stock at a conversion rate equal to the liquidation value of each shares of Series E-1 Preferred Stock divided by $1.00 per share commencing October 31, 2020.  Each share of Series E-1 Preferred Stock has a liquidation value of $1,000 per share.  Shares of Base Series E Preferred Stock will be also convertible into shares of the Company’s common stock after October 31, 2022.  The conversion rate for Base Series E Preferred Stock is equal to the liquidation value of each shares of Base Series E Preferred Stock divided by $1.00 per share.  Each share of Base Series E Preferred Stock has a liquidation value of $1,000 per share.

Amendment to Warrant Agreement with Jackson

On October 26, 2020, in connection with the entry into the Amended Note Purchase Agreement, the Company entered into Amendment No. 3 to the Amended and Restated Warrant Agreement, dated April 25, 2018, as amended (the “Warrant”), with Jackson. Pursuant to Amendment No. 3, the exercise price of the Warrant was reduced from $1.66 per share to $1.00 per share and the term of the Warrant was extended to January 26, 2026.

Amendments to our Credit Agreement with MidCap Funding IV Trusts

On October 26, 2020, we entered into Amendment No. 17 to Credit and Security Agreement with MidCap, whereby, among other things, MidCap agreed to extend the maturity date of our outstanding asset based revolving loan until September 1, 2022. In addition, the Company also agreed to certain amendments to the financial covenants contained in the Credit and Security Agreement as more particularly described in Amendment No. 17.

2020 Omnibus Incentive Plan

On September 29, 2020, the Company held its 2020 virtual annual meeting of stockholders (the “Annual Meeting”). At the Annual Meeting, the Company’s stockholders approved the 2020 Omnibus Incentive Plan (the “2020 Plan”), pursuant to which we may grant equity incentive awards to our key employees, key contractors, and non-employee directors. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly or in combination, and that may be paid in cash, shares of the Company’s common stock, or a combination of cash and common stock. A total of 750,000 shares of common stock are reserved for grant under the 2020 Plan, plus any awards reserved under the Company’s prior equity incentive plans, subject to adjustment in certain circumstances to prevent dilution or enlargement. The 2020 Plan had been previously approved by the Board on June 30, 2020, subject to stockholder approval, and will terminate on June 30, 2030.